Summary of Significant Accounting Policies - Deferred Financing Costs (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Interest expense [Member]
Deferred Financing Costs
Amortization of deferred financing costs	$ 44,000	$ 146,000	$ 146,000	$ 284,000	$ 342,000	$ 277,000	$ 231,000